SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, net
Impairment	$ 0.0	$ 0.0
Minimum
Property and Equipment, net
Useful life of property and equipment	2 years
Maximum
Property and Equipment, net
Useful life of property and equipment	10 years